SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of Analysis of Groups Customers
The following is an analysis of the Group's customers who represent more than 10% of the total sales:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars

Customer A	50,439	50,053	46,171	13,458

Schedule of Revenues from Principal Products
Revenues from major groups of products that contributed 10% or more to the Group's total revenues in 2016-2018 are as follows:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars
Canned Vegetables and Pickles	57,333	53,839	59,028	15,297

Dairy and Dairy Substitute Products	116,083	102,372	87,803	30,972

Canned Fish	52,573	50,579	45,073	14,027

Cereals, rice and pastas	47,064	41,218	38,843	12,557

Other	65,192	63,970	63,455	17,394

	338,245	311,978	294,202	90,247